INTEREST IN JOINT VENTURES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST IN JOINT VENTURES
Operating revenues	¥ 3,318,168	¥ 2,740,884	¥ 2,104,724
Depreciation, depletion and amortization	(109,906)	(115,680)	(107,461)
Interest income	6,266	5,732	4,803
Interest expense	(16,769)	(15,018)	(15,198)
Earning/(loss) before income tax	94,400	109,169	48,615
Income tax expense	(18,757)	(23,318)	(6,344)
Net income/(loss) for the year	75,643	85,851	42,271
Other comprehensive income	21,829	17,507	315
Total comprehensive income	97,472	103,358	42,586
FREP
INTEREST IN JOINT VENTURES
Operating revenues	59,347	47,224	38,691
Depreciation, depletion and amortization	(1,822)	(2,789)	(2,222)
Interest income	107	147	118
Interest expense	(338)	(411)	(535)
Earning/(loss) before income tax	(2,004)	2,261	520
Income tax expense	578	(597)	(87)
Net income/(loss) for the year	(1,426)	1,664	433
Total comprehensive income	(1,426)	1,664	433
Dividends declared by joint ventures	910	128	300
Share of net income/(loss) from joint ventures	(713)	832	217
Carrying Amounts	6,497	8,120
BASF-YPC
INTEREST IN JOINT VENTURES
Operating revenues	25,076	27,499	15,701
Depreciation, depletion and amortization	(1,431)	(1,467)	(1,244)
Interest income	116	52	27
Interest expense	(7)	(5)	(16)
Earning/(loss) before income tax	3,542	8,218	1,518
Income tax expense	(885)	(2,054)	(379)
Net income/(loss) for the year	2,657	6,164	1,139
Total comprehensive income	2,657	6,164	1,139
Dividends declared by joint ventures	2,462	454	691
Share of net income/(loss) from joint ventures	1,063	2,466	456
Carrying Amounts	6,353	7,580
Taihu
INTEREST IN JOINT VENTURES
Operating revenues	19,542	15,190	9,528
Depreciation, depletion and amortization	(882)	(667)	(541)
Interest income	975	451	291
Interest expense	(274)	(107)	(20)
Earning/(loss) before income tax	1,657	2,864	2,304
Income tax expense	(201)	(601)	(378)
Net income/(loss) for the year	1,456	2,263	1,926
Other comprehensive income	7,144	(123)	(3,368)
Total comprehensive income	8,600	2,140	(1,442)
Share of net income/(loss) from joint ventures	703	1,081	911
Share of other comprehensive income from joint ventures	3,422	(60)	(1,593)
Carrying Amounts	10,751	6,626
Sinopec SABIC Tianjin
INTEREST IN JOINT VENTURES
Operating revenues	24,294	24,631	14,881
Depreciation, depletion and amortization	(1,270)	(1,164)	(1,085)
Interest income	144	209	183
Interest expense	(111)	(89)	(131)
Earning/(loss) before income tax	(2,396)	1,393	954
Income tax expense	603	(407)	(236)
Net income/(loss) for the year	(1,793)	986	718
Total comprehensive income	(1,793)	986	718
Dividends declared by joint ventures	454	500
Share of net income/(loss) from joint ventures	(897)	493	359
Carrying Amounts	6,133	7,484
Aggregated individually immaterial joint ventures
INTEREST IN JOINT VENTURES
Share of net income/(loss) from joint ventures	(18)	4,494	993
Share of other comprehensive income from joint ventures	(376)	215	¥ 808
Carrying Amounts	¥ 34,194	¥ 30,640